Quarterly Holdings Report
for

Fidelity® Large Cap Growth Index Fund

January 31, 2021

LC1-QTLY-0321
1.9871049.104

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 11.1%
Entertainment - 2.1%
Activision Blizzard, Inc.	105,471	$9,597,861
Electronic Arts, Inc.	13,809	1,977,449
Live Nation Entertainment, Inc. (a)	49,638	3,298,445
Netflix, Inc. (a)	148,764	79,200,466
Roku, Inc. Class A (a)	38,044	14,800,257
Spotify Technology SA (a)	45,727	14,404,005
Take-Two Interactive Software, Inc. (a)	36,828	7,382,173
World Wrestling Entertainment, Inc. Class A (b)	15,978	900,041
Zynga, Inc. (a)	253,898	2,516,129
		134,076,826
Interactive Media & Services - 8.4%
Alphabet, Inc.:
Class A (a)	81,486	148,904,257
Class C (a)	78,931	144,896,794
Facebook, Inc. Class A (a)	840,002	216,997,717
InterActiveCorp (a)	26,194	5,499,430
Match Group, Inc. (a)	78,203	10,937,472
Pinterest, Inc. Class A (a)	116,450	7,977,990
Zillow Group, Inc.:
Class A (a)	2,168	300,745
Class C (a)(b)	5,620	733,185
		536,247,590
Media - 0.6%
Altice U.S.A., Inc. Class A (a)	102,761	3,655,209
Cable One, Inc.	1,869	3,738,000
Charter Communications, Inc. Class A (a)	45,735	27,786,757
Liberty Media Corp.:
Liberty SiriusXM Series A (a)	3,965	160,265
Liberty SiriusXM Series C (a)	6,202	251,553
Nexstar Broadcasting Group, Inc. Class A	9,869	1,121,809
Sirius XM Holdings, Inc.	239,137	1,496,998
		38,210,591

TOTAL COMMUNICATION SERVICES		708,535,007

CONSUMER DISCRETIONARY - 16.9%
Auto Components - 0.0%
BorgWarner, Inc.	10,466	439,467
Automobiles - 3.3%
Tesla, Inc. (a)	264,517	209,902,175
Distributors - 0.1%
Pool Corp.	13,540	4,795,597
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	14,449	2,195,815
Chegg, Inc. (a)(b)	42,291	4,028,641
Frontdoor, Inc. (a)	5,038	277,292
H&R Block, Inc.	47,302	815,013
		7,316,761
Hotels, Restaurants & Leisure - 0.9%
Chipotle Mexican Grill, Inc. (a)	9,732	14,403,360
Domino's Pizza, Inc.	13,609	5,045,673
Las Vegas Sands Corp.	49,317	2,371,655
McDonald's Corp.	37,262	7,744,534
Planet Fitness, Inc. (a)	16,249	1,169,928
Starbucks Corp.	235,964	22,843,675
Vail Resorts, Inc.	1,111	295,482
Wendy's Co.	62,310	1,271,124
Wynn Resorts Ltd.	8,431	839,137
Yum China Holdings, Inc.	9,539	540,957
Yum! Brands, Inc.	7,879	799,640
		57,325,165
Household Durables - 0.0%
NVR, Inc. (a)	119	529,131
Tempur Sealy International, Inc. (a)	48,702	1,285,733
		1,814,864
Internet & Direct Marketing Retail - 8.3%
Amazon.com, Inc. (a)	148,327	475,566,027
eBay, Inc.	209,808	11,856,250
Etsy, Inc. (a)	41,210	8,204,499
Expedia, Inc.	5,248	651,277
GrubHub, Inc. (a)	3,130	235,595
The Booking Holdings, Inc. (a)	14,293	27,790,309
Wayfair LLC Class A (a)(b)	22,550	6,140,816
		530,444,773
Leisure Products - 0.1%
Mattel, Inc. (a)	70,979	1,286,139
Peloton Interactive, Inc. Class A (a)	21,566	3,151,440
Polaris, Inc.	2,081	242,790
		4,680,369
Multiline Retail - 0.3%
Dollar General Corp.	87,997	17,125,096
Dollar Tree, Inc. (a)	39,219	3,987,004
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	16,844	1,595,632
		22,707,732
Specialty Retail - 2.7%
AutoZone, Inc. (a)	4,822	5,392,780
Best Buy Co., Inc.	14,369	1,563,635
Burlington Stores, Inc. (a)	20,307	5,054,412
CarMax, Inc. (a)	4,195	494,087
Carvana Co. Class A (a)(b)	19,505	5,094,511
Five Below, Inc. (a)	19,083	3,353,456
Floor & Decor Holdings, Inc. Class A (a)	32,805	3,020,356
Leslie's, Inc. (b)	6,145	175,747
Lowe's Companies, Inc.	264,387	44,112,971
O'Reilly Automotive, Inc. (a)	24,956	10,618,029
Ross Stores, Inc.	98,793	10,994,673
The Home Depot, Inc.	187,874	50,880,037
TJX Companies, Inc.	339,530	21,743,501
Tractor Supply Co.	40,371	5,722,186
Ulta Beauty, Inc. (a)	17,509	4,898,318
Vroom, Inc.	7,511	276,630
Williams-Sonoma, Inc.	4,314	556,161
		173,951,490
Textiles, Apparel & Luxury Goods - 1.1%
lululemon athletica, Inc. (a)	39,697	13,047,610
NIKE, Inc. Class B	428,780	57,280,720
VF Corp.	6,440	495,043
		70,823,373

TOTAL CONSUMER DISCRETIONARY		1,084,201,766

CONSUMER STAPLES - 4.2%
Beverages - 1.6%
Boston Beer Co., Inc. Class A (a)	3,103	2,845,110
Brown-Forman Corp.:
Class A	14,185	937,912
Class B (non-vtg.)	52,809	3,784,821
Monster Beverage Corp. (a)	129,009	11,201,851
PepsiCo, Inc.	356,365	48,668,768
The Coca-Cola Co.	793,974	38,229,848
		105,668,310
Food & Staples Retailing - 0.9%
Albertsons Companies, Inc. (b)	5,968	103,664
Costco Wholesale Corp.	136,292	48,033,390
Grocery Outlet Holding Corp. (a)	13,542	578,108
Sprouts Farmers Market LLC (a)	34,706	786,091
Sysco Corp.	120,708	8,631,829
		58,133,082
Food Products - 0.3%
Beyond Meat, Inc. (a)(b)	14,485	2,579,489
Campbell Soup Co.	33,803	1,626,262
Kellogg Co.	29,591	1,744,094
Lamb Weston Holdings, Inc.	11,582	865,175
McCormick & Co., Inc. (non-vtg.)	48,483	4,341,168
Pilgrim's Pride Corp. (a)	5,717	110,795
The Hershey Co.	39,788	5,786,767
		17,053,750
Household Products - 1.0%
Church & Dwight Co., Inc.	86,838	7,331,732
Clorox Co.	31,254	6,546,463
Energizer Holdings, Inc.	17,149	751,812
Procter & Gamble Co.	380,879	48,832,497
Reynolds Consumer Products, Inc.	4,434	133,020
		63,595,524
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	69,252	16,388,486
Herbalife Nutrition Ltd. (a)	4,207	214,389
		16,602,875
Tobacco - 0.2%
Altria Group, Inc.	284,078	11,669,924

TOTAL CONSUMER STAPLES		272,723,465

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cheniere Energy, Inc. (a)	80,899	5,123,334
Equitrans Midstream Corp.	12,253	81,482
		5,204,816
FINANCIALS - 1.8%
Capital Markets - 1.1%
Apollo Global Management LLC Class A	29,409	1,351,049
Ares Management Corp.	34,100	1,539,956
Carlyle Group LP	3,804	122,755
Cboe Global Markets, Inc.	8,208	752,920
FactSet Research Systems, Inc.	12,996	3,929,211
Intercontinental Exchange, Inc.	68,201	7,525,980
LPL Financial	2,135	231,306
MarketAxess Holdings, Inc.	12,879	6,964,448
Moody's Corp.	56,801	15,123,834
Morningstar, Inc.	6,315	1,451,755
MSCI, Inc.	28,446	11,244,704
S&P Global, Inc.	49,692	15,752,364
T. Rowe Price Group, Inc.	20,002	3,129,913
Tradeweb Markets, Inc. Class A	24,751	1,504,613
Virtu Financial, Inc. Class A	19,490	541,237
		71,166,045
Consumer Finance - 0.0%
Credit Acceptance Corp. (a)(b)	209	80,626
LendingTree, Inc. (a)(b)	3,585	1,166,989
SLM Corp.	29,749	412,916
		1,660,531
Insurance - 0.7%
Alleghany Corp.	445	252,248
Aon PLC	79,275	16,100,753
Axis Capital Holdings Ltd.	2,518	115,576
Brown & Brown, Inc.	4,566	196,749
Erie Indemnity Co. Class A	5,003	1,216,229
GoHealth, Inc. (a)(b)	1,529	20,351
Lincoln National Corp.	8,245	375,065
Marsh & McLennan Companies, Inc.	137,541	15,117,131
Primerica, Inc.	8,514	1,186,085
Progressive Corp.	58,874	5,133,224
RenaissanceRe Holdings Ltd.	5,955	895,870
		40,609,281
Thrifts & Mortgage Finance - 0.0%
Rocket Cos., Inc. (a)(b)	15,948	340,649

TOTAL FINANCIALS		113,776,506

HEALTH CARE - 13.9%
Biotechnology - 3.4%
AbbVie, Inc.	579,283	59,364,922
ACADIA Pharmaceuticals, Inc. (a)	38,486	1,849,252
Acceleron Pharma, Inc. (a)	16,802	1,941,135
Agios Pharmaceuticals, Inc. (a)	2,055	96,523
Alexion Pharmaceuticals, Inc. (a)	11,400	1,747,962
Alnylam Pharmaceuticals, Inc. (a)	40,341	6,070,514
Amgen, Inc.	203,796	49,202,468
Biogen, Inc. (a)	16,271	4,598,347
BioMarin Pharmaceutical, Inc. (a)	57,273	4,741,059
bluebird bio, Inc. (a)(b)	10,208	454,766
Exact Sciences Corp. (a)	45,121	6,188,796
Exelixis, Inc. (a)	38,596	857,217
Global Blood Therapeutics, Inc. (a)(b)	20,665	1,035,730
Incyte Corp. (a)	63,658	5,713,306
Ionis Pharmaceuticals, Inc. (a)	22,357	1,342,985
Iovance Biotherapeutics, Inc. (a)	47,914	2,100,550
Moderna, Inc. (a)	99,716	17,266,823
Neurocrine Biosciences, Inc. (a)	32,167	3,530,328
Regeneron Pharmaceuticals, Inc. (a)	33,826	17,042,892
Repligen Corp. (a)	18,244	3,648,800
Sage Therapeutics, Inc. (a)(b)	1,296	104,522
Sarepta Therapeutics, Inc. (a)	26,192	2,341,565
Seagen, Inc. (a)	44,273	7,272,726
Vertex Pharmaceuticals, Inc. (a)	90,816	20,804,129
		219,317,317
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	232,151	28,691,542
Abiomed, Inc. (a)	15,461	5,384,293
Align Technology, Inc. (a)	27,264	14,323,960
Baxter International, Inc.	74,655	5,735,744
DexCom, Inc. (a)	32,142	12,048,429
Edwards Lifesciences Corp. (a)	215,655	17,808,790
Haemonetics Corp. (a)	16,161	1,847,041
Hill-Rom Holdings, Inc.	2,708	260,076
Hologic, Inc. (a)	62,528	4,985,357
ICU Medical, Inc. (a)	1,803	368,677
IDEXX Laboratories, Inc. (a)	29,376	14,061,704
Insulet Corp. (a)	22,910	6,121,094
Intuitive Surgical, Inc. (a)	40,484	30,267,458
Masimo Corp. (a)	17,069	4,368,298
Novocure Ltd. (a)	35,178	5,662,251
Penumbra, Inc. (a)(b)	11,524	3,008,801
Quidel Corp. (a)	12,976	3,256,587
ResMed, Inc.	50,067	10,092,005
STERIS PLC	1,538	287,775
Stryker Corp.	39,510	8,732,105
Tandem Diabetes Care, Inc. (a)	18,750	1,737,188
Teleflex, Inc.	10,219	3,859,001
The Cooper Companies, Inc.	2,060	749,922
Varian Medical Systems, Inc. (a)	3,983	699,295
West Pharmaceutical Services, Inc.	25,625	7,674,431
		192,031,824
Health Care Providers & Services - 2.4%
Amedisys, Inc. (a)	11,179	3,211,838
AmerisourceBergen Corp.	24,328	2,534,978
Anthem, Inc.	22,385	6,647,897
Cardinal Health, Inc.	102,254	5,494,107
Centene Corp. (a)	59,287	3,575,006
Chemed Corp.	5,417	2,805,464
Cigna Corp.	33,482	7,267,268
DaVita HealthCare Partners, Inc. (a)	4,435	520,536
Encompass Health Corp.	15,464	1,243,306
Guardant Health, Inc. (a)	28,682	4,460,051
HCA Holdings, Inc.	48,558	7,889,704
Humana, Inc.	17,611	6,746,950
Laboratory Corp. of America Holdings (a)	1,836	420,279
McKesson Corp.	42,052	7,336,812
Molina Healthcare, Inc. (a)	13,798	2,947,391
Oak Street Health, Inc. (a)(b)	4,431	229,836
UnitedHealth Group, Inc.	274,732	91,645,101
		154,976,524
Health Care Technology - 0.5%
American Well Corp. (b)	13,817	489,260
Cerner Corp.	106,345	8,519,298
Change Healthcare, Inc. (a)	62,011	1,479,582
Teladoc Health, Inc. (a)(b)	35,108	9,262,544
Veeva Systems, Inc. Class A (a)	47,236	13,057,920
		32,808,604
Life Sciences Tools & Services - 1.6%
10X Genomics, Inc. (a)	20,074	3,435,665
Adaptive Biotechnologies Corp. (a)(b)	26,506	1,470,288
Agilent Technologies, Inc.	9,266	1,113,495
Avantor, Inc. (a)	172,936	5,099,883
Berkeley Lights, Inc. (a)	2,418	174,096
Bio-Techne Corp.	12,477	4,053,902
Bruker Corp.	15,337	887,859
Charles River Laboratories International, Inc. (a)	15,139	3,921,758
Illumina, Inc. (a)	51,313	21,881,916
IQVIA Holdings, Inc. (a)	25,209	4,482,160
Mettler-Toledo International, Inc. (a)	7,744	9,045,766
PerkinElmer, Inc.	7,476	1,099,495
PPD, Inc.	47,022	1,512,228
PRA Health Sciences, Inc. (a)	18,690	2,303,356
Syneos Health, Inc. (a)	2,757	204,983
Thermo Fisher Scientific, Inc.	81,090	41,331,573
Waters Corp. (a)	1,564	413,944
		102,432,367
Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co.	287,577	17,665,855
Eli Lilly & Co.	294,654	61,279,192
Horizon Therapeutics PLC (a)	63,079	4,571,966
Johnson & Johnson	123,585	20,160,421
Merck & Co., Inc.	772,379	59,527,250
Reata Pharmaceuticals, Inc. (a)(b)	7,511	778,064
Royalty Pharma PLC	16,066	755,263
Zoetis, Inc. Class A	150,463	23,208,918
		187,946,929

TOTAL HEALTH CARE		889,513,565

INDUSTRIALS - 4.3%
Aerospace & Defense - 0.8%
Axon Enterprise, Inc. (a)	21,851	3,587,060
BWX Technologies, Inc.	21,198	1,142,996
HEICO Corp.	12,980	1,528,265
HEICO Corp. Class A	21,371	2,271,951
Huntington Ingalls Industries, Inc.	1,300	204,529
Lockheed Martin Corp.	86,571	27,860,279
Mercury Systems, Inc. (a)	15,457	1,098,374
Northrop Grumman Corp.	50,228	14,395,847
TransDigm Group, Inc.	4,032	2,230,825
Virgin Galactic Holdings, Inc. (a)(b)	20,173	893,462
		55,213,588
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	7,272	622,192
Expeditors International of Washington, Inc.	36,213	3,241,788
United Parcel Service, Inc. Class B	165,358	25,630,490
XPO Logistics, Inc. (a)	1,605	177,208
		29,671,678
Building Products - 0.2%
Allegion PLC	20,815	2,227,413
Armstrong World Industries, Inc.	6,043	472,623
Carrier Global Corp.	108,875	4,191,688
The AZEK Co., Inc.	4,468	178,229
Trex Co., Inc. (a)	40,414	3,708,793
		10,778,746
Commercial Services & Supplies - 0.3%
Cintas Corp.	27,340	8,697,401
Copart, Inc. (a)	71,717	7,870,941
IAA Spinco, Inc. (a)	11,169	638,197
MSA Safety, Inc.	2,781	434,170
Rollins, Inc.	67,667	2,437,365
Waste Management, Inc.	18,961	2,110,739
		22,188,813
Construction & Engineering - 0.0%
Quanta Services, Inc.	9,566	674,116
Electrical Equipment - 0.2%
Generac Holdings, Inc. (a)	19,460	4,795,333
Rockwell Automation, Inc.	19,688	4,893,059
Vertiv Holdings Co.	76,241	1,533,969
		11,222,361
Industrial Conglomerates - 0.4%
3M Co.	129,802	22,801,019
Roper Technologies, Inc.	5,001	1,964,943
		24,765,962
Machinery - 0.3%
Allison Transmission Holdings, Inc.	25,361	1,032,193
Donaldson Co., Inc.	4,561	271,106
Graco, Inc.	28,743	1,981,542
Illinois Tool Works, Inc.	48,806	9,478,613
Lincoln Electric Holdings, Inc.	8,428	965,006
Nordson Corp.	16,433	2,941,343
Toro Co.	33,698	3,176,037
		19,845,840
Professional Services - 0.6%
CoreLogic, Inc.	1,377	103,674
CoStar Group, Inc. (a)	13,619	12,253,150
Dun & Bradstreet Holdings, Inc. (a)	14,517	343,327
Equifax, Inc.	31,369	5,555,764
IHS Markit Ltd.	75,623	6,585,251
TransUnion Holding Co., Inc.	60,532	5,268,705
Verisk Analytics, Inc.	55,399	10,165,717
		40,275,588
Road & Rail - 0.8%
J.B. Hunt Transport Services, Inc.	7,842	1,056,004
Landstar System, Inc.	10,776	1,502,174
Old Dominion Freight Lines, Inc.	29,394	5,702,436
Uber Technologies, Inc. (a)	370,738	18,881,686
Union Pacific Corp.	121,147	23,922,898
		51,065,198
Trading Companies & Distributors - 0.2%
Fastenal Co.	162,304	7,399,439
W.W. Grainger, Inc.	11,427	4,163,885
		11,563,324

TOTAL INDUSTRIALS		277,265,214

INFORMATION TECHNOLOGY - 44.9%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	16,868	5,187,922
CommScope Holding Co., Inc. (a)	4,164	61,169
Lumentum Holdings, Inc. (a)	2,759	258,794
Motorola Solutions, Inc.	6,041	1,012,170
Ubiquiti, Inc.	2,360	726,856
		7,246,911
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	60,549	7,561,359
CDW Corp.	49,635	6,534,944
Cognex Corp.	58,574	4,810,683
Coherent, Inc. (a)	6,929	1,391,620
Dolby Laboratories, Inc. Class A	2,559	225,269
IPG Photonics Corp. (a)	800	178,744
Jabil, Inc.	9,586	396,573
Keysight Technologies, Inc. (a)	21,984	3,112,715
Zebra Technologies Corp. Class A (a)	16,763	6,501,194
		30,713,101
IT Services - 8.1%
Accenture PLC Class A	222,951	53,936,306
Akamai Technologies, Inc. (a)	46,037	5,111,488
Automatic Data Processing, Inc.	129,297	21,349,521
BigCommerce Holdings, Inc. (a)(b)	3,658	292,421
Black Knight, Inc. (a)	52,857	4,317,888
Booz Allen Hamilton Holding Corp. Class A	47,260	4,025,134
Broadridge Financial Solutions, Inc.	39,980	5,649,574
CACI International, Inc. Class A (a)	1,374	331,436
Cognizant Technology Solutions Corp. Class A	13,227	1,031,045
EPAM Systems, Inc. (a)	18,563	6,393,654
Fastly, Inc. Class A (a)(b)	27,534	3,010,843
Fiserv, Inc. (a)	59,280	6,087,463
FleetCor Technologies, Inc. (a)	28,824	6,997,026
Gartner, Inc. (a)	30,258	4,596,493
Genpact Ltd.	25,273	967,450
Globant SA (a)	13,397	2,572,224
GoDaddy, Inc. (a)	58,790	4,619,718
Jack Henry & Associates, Inc.	20,888	3,024,374
Leidos Holdings, Inc.	4,496	476,846
MasterCard, Inc. Class A	308,604	97,608,359
MongoDB, Inc. Class A (a)(b)	17,787	6,574,253
Okta, Inc. (a)	40,167	10,403,655
Paychex, Inc.	88,652	7,741,093
PayPal Holdings, Inc. (a)	410,796	96,253,611
Science Applications International Corp.	2,567	246,509
Square, Inc. (a)	129,167	27,894,905
StoneCo Ltd. Class A (a)	70,422	5,063,342
Switch, Inc. Class A	27,389	471,639
The Western Union Co.	27,400	610,198
Twilio, Inc. Class A (a)	40,688	14,624,488
VeriSign, Inc. (a)	20,921	4,060,138
Visa, Inc. Class A	590,605	114,134,416
WEX, Inc. (a)	1,323	249,518
		520,727,028
Semiconductors & Semiconductor Equipment - 6.6%
Advanced Micro Devices, Inc. (a)	389,503	33,357,037
Allegro MicroSystems LLC (a)(b)	4,202	117,320
Analog Devices, Inc.	15,503	2,284,057
Applied Materials, Inc.	320,483	30,984,296
Array Technologies, Inc.	1,776	72,390
Broadcom, Inc.	130,968	59,001,084
Enphase Energy, Inc. (a)	36,887	6,726,344
Entegris, Inc.	43,823	4,311,745
Inphi Corp. (a)	16,704	2,816,461
KLA Corp.	54,233	15,189,036
Lam Research Corp.	50,703	24,537,717
Maxim Integrated Products, Inc.	30,671	2,690,153
Microchip Technology, Inc.	65,484	8,913,027
MKS Instruments, Inc.	14,295	2,259,611
Monolithic Power Systems, Inc.	15,202	5,401,119
NVIDIA Corp.	206,499	107,294,815
Qualcomm, Inc.	393,672	61,523,060
SolarEdge Technologies, Inc. (a)	17,060	4,918,910
Teradyne, Inc.	57,782	6,557,101
Texas Instruments, Inc.	159,881	26,490,683
Universal Display Corp.	15,015	3,465,762
Xilinx, Inc.	85,333	11,141,930
		420,053,658
Software - 17.9%
2U, Inc. (a)(b)	7,756	317,220
Adobe, Inc. (a)	168,280	77,201,816
Alteryx, Inc. Class A (a)	18,685	2,355,244
Anaplan, Inc. (a)	46,524	3,103,151
ANSYS, Inc. (a)	29,945	10,611,610
Aspen Technology, Inc. (a)	22,048	2,952,227
Atlassian Corp. PLC (a)	45,867	10,601,240
Autodesk, Inc. (a)	51,070	14,168,350
Avalara, Inc. (a)	28,816	4,322,400
Bill.Com Holdings, Inc. (a)	25,549	3,113,912
Cadence Design Systems, Inc. (a)	96,319	12,559,034
CDK Global, Inc.	5,351	267,015
Ceridian HCM Holding, Inc. (a)	28,175	2,617,739
Citrix Systems, Inc.	11,656	1,553,861
Cloudflare, Inc. (a)	38,068	2,918,293
Coupa Software, Inc. (a)	24,009	7,439,669
Crowdstrike Holdings, Inc. (a)	38,456	8,298,805
Datadog, Inc. Class A (a)	53,248	5,471,232
Datto Holding Corp.	4,185	99,854
DocuSign, Inc. (a)	62,273	14,502,759
Dropbox, Inc. Class A (a)	85,329	1,930,995
Duck Creek Technologies, Inc. (a)(b)	6,507	314,548
Dynatrace, Inc. (a)	63,612	2,640,534
Elastic NV (a)	23,070	3,505,717
Everbridge, Inc. (a)(b)	12,132	1,612,707
Fair Isaac Corp. (a)	9,782	4,402,976
FireEye, Inc. (a)	17,402	365,442
Five9, Inc. (a)	21,559	3,584,184
Fortinet, Inc. (a)	46,468	6,726,243
Guidewire Software, Inc. (a)	5,585	640,823
HubSpot, Inc. (a)	14,457	5,380,895
Intuit, Inc.	88,147	31,841,341
Jamf Holding Corp. (a)	5,162	190,633
JFrog Ltd. (b)	3,902	243,758
Manhattan Associates, Inc. (a)	19,623	2,221,912
McAfee Corp.	6,576	123,958
Medallia, Inc. (a)(b)	30,413	1,262,140
Microsoft Corp.	2,619,544	607,629,426
nCino, Inc. (a)	4,190	300,423
New Relic, Inc. (a)	18,016	1,354,443
NortonLifeLock, Inc.	192,041	4,046,304
Nutanix, Inc. Class A (a)	67,135	2,048,960
Oracle Corp.	580,049	35,052,361
Pagerduty, Inc. (a)(b)	24,167	1,177,658
Palo Alto Networks, Inc. (a)	32,532	11,410,599
Paycom Software, Inc. (a)	17,215	6,537,224
Paylocity Holding Corp. (a)	13,300	2,493,218
Pegasystems, Inc.	12,326	1,570,949
Pluralsight, Inc. (a)	31,243	649,854
Proofpoint, Inc. (a)	19,691	2,541,714
PTC, Inc. (a)	36,500	4,851,215
RealPage, Inc. (a)	26,699	2,311,332
RingCentral, Inc. (a)	27,493	10,252,690
Salesforce.com, Inc. (a)	284,327	64,132,798
ServiceNow, Inc. (a)	68,001	36,935,423
Slack Technologies, Inc. Class A (a)	133,159	5,615,315
Smartsheet, Inc. (a)	38,818	2,707,167
Splunk, Inc. (a)	55,579	9,172,202
SS&C Technologies Holdings, Inc.	16,364	1,028,968
Synopsys, Inc. (a)	49,043	12,528,034
Teradata Corp. (a)(b)	28,982	779,616
The Trade Desk, Inc. (a)	14,434	11,056,300
Tyler Technologies, Inc. (a)	13,858	5,859,024
Unity Software, Inc. (b)	8,330	1,248,001
VMware, Inc. Class A (a)(b)	28,163	3,882,270
Workday, Inc. Class A (a)	61,545	14,003,334
Zendesk, Inc. (a)	40,345	5,819,363
Zoom Video Communications, Inc. Class A (a)	59,729	22,223,369
Zscaler, Inc. (a)	25,220	5,036,434
		1,147,720,225
Technology Hardware, Storage & Peripherals - 11.7%
Apple, Inc.	5,645,408	744,968,042
Dell Technologies, Inc. (a)	5,529	403,009
NetApp, Inc.	41,726	2,772,275
Pure Storage, Inc. Class A (a)	47,917	1,108,320
		749,251,646

TOTAL INFORMATION TECHNOLOGY		2,875,712,569

MATERIALS - 0.8%
Chemicals - 0.6%
Air Products & Chemicals, Inc.	9,771	2,606,512
Ecolab, Inc.	17,372	3,552,748
FMC Corp.	8,880	961,615
NewMarket Corp.	1,976	774,967
RPM International, Inc.	37,426	3,086,522
Sherwin-Williams Co.	28,811	19,931,450
The Scotts Miracle-Gro Co. Class A	13,268	2,937,668
W.R. Grace & Co.	6,918	401,382
		34,252,864
Containers & Packaging - 0.2%
Amcor PLC	82,337	900,767
Avery Dennison Corp.	11,929	1,799,728
Ball Corp.	104,363	9,186,031
Berry Global Group, Inc. (a)	15,783	779,207
Crown Holdings, Inc. (a)	4,599	414,600
Graphic Packaging Holding Co.	20,163	315,753
		13,396,086
Metals & Mining - 0.0%
Royal Gold, Inc.	16,326	1,744,923

TOTAL MATERIALS		49,393,873

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	154,306	35,083,012
Americold Realty Trust	7,093	247,617
Brookfield Property REIT, Inc. Class A	13,498	234,190
CoreSite Realty Corp.	9,444	1,269,651
Crown Castle International Corp.	135,598	21,595,337
Equinix, Inc.	31,061	22,983,898
Equity Lifestyle Properties, Inc.	24,747	1,505,607
Extra Space Storage, Inc.	31,060	3,534,317
Iron Mountain, Inc.	58,189	1,959,224
Public Storage	34,424	7,835,591
SBA Communications Corp. Class A	5,185	1,393,054
Simon Property Group, Inc.	88,990	8,269,841
		105,911,339
UTILITIES - 0.0%
Electric Utilities - 0.0%
NRG Energy, Inc.	29,334	1,214,721
TOTAL COMMON STOCKS
(Cost $4,164,057,665)		6,383,452,841
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.09% 5/6/21 (c)
(Cost $2,999,326)	3,000,000	2,999,510
	Shares	Value

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.09% (d)	24,005,101	$24,009,902
Fidelity Securities Lending Cash Central Fund 0.09% (d)(e)	33,374,529	33,377,866
TOTAL MONEY MARKET FUNDS
(Cost $57,387,768)		57,387,768
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $4,224,444,759)		6,443,840,119
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(35,866,098)
NET ASSETS - 100%		$6,407,974,021

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	65	March 2021	$16,784,625	$600,141	$600,141
CME E-mini S&P 500 Index Contracts (United States)	29	March 2021	5,372,540	66,429	66,429
TOTAL FUTURES CONTRACTS					$666,570

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,648,731.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$124,763
Fidelity Securities Lending Cash Central Fund	134,731
Total	$259,494

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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